Employee benefits: variable compensation	12 Months Ended
Dec. 31, 2024
Disclosure Equity Participation And Other Compensation Plans [Line Items]
Employee benefits: variable compensation [text block]
Note 27

Employee benefits: variable compensation

a) Plans offered
The Group

has several

share-based and

other deferred

compensation plans

that align

the interests

of Group

Executive
Board (GEB) members and other employees with

the interests of investors.

Share-based awards are granted

in the form of

notional shares and, where

permitted, carry a dividend

equivalent that may be
paid in notional shares or cash. Awards are settled by delivering UBS shares at vesting, except in jurisdictions where this is not
permitted for legal or tax reasons.

Deferred

compensation

awards

are

generally

forfeitable

upon,

among

other

circumstances,

voluntary

termination

of
employment with UBS. These compensation plans are also designed to meet regulatory requirements and include special
provisions for regulated employees.

The most significant deferred compensation plans

are described below.
›
Refer to Note 1a

item 4 for a description of the accounting

policy related to share-based and other deferred compensation plans
Mandatory deferred compensation plans
Long-Term Incentive Plan
The Long-Term

Incentive Plan

(the LTIP)

is a

mandatory deferral

plan for

GEB members

and Managing

Directors (MDs)
reporting to the GEB and their direct

reports at MD level.
The number of notional shares delivered at vesting depends on two equally weighted performance metrics over a three-
year performance period: return

on common equity tier 1

(CET1) capital and relative

total shareholder return (TSR), which
compares the TSR of UBS

with the TSR of

an index consisting of listed

Global Systemically Important Banks as determined
by

the

Financial

Stability

Board

(excluding

UBS).

The

final

number

of

shares

vest

over

three

years

following

the
performance

period for

GEB

members

and

cliff

vest

in

the

year

following the

performance

period

for

selected

senior
management.
Equity Ownership Plan / Fund Ownership Plan
The Equity

Ownership Plan

(the EOP)

is the

deferred share

-based compensation

plan for

employees that

are subject

to
deferral requirements but do not rec

eive LTIP

awards.

EOP awards generally vest over three

years.

Certain Asset

Management employees

receive some

or all of

their EOP

in the form

of notional

funds (Fund

Ownership
Plan or

FOP). This

plan is

generally delivered

in cash

and vests

over three

years. The

amount delivered

depends on

the
value of the underlying investment funds at the time of vesting.
Deferred Contingent Capital Plan
The Deferred Contingent

Capital Plan (the DCCP)

is a deferred

compensation plan for all

employees who are

subject to
deferral requirements.

Such employees

are

awarded

notional additional

tier 1 (AT1)

capital instruments,

which, at

the
discretion of UBS, can be settled in cash or a perpetual, marketable AT1 capital instrument. DCCP awards generally bear
notional

interest

paid

annually

(except

for

certain

regulated

employees)

and

vest

in

full

after

five

years.

Awards

are
forfeited if a viability

event occurs (i.e. if

the Swiss Financial Market

Supervisory Authority (FINMA) notifies

the firm that
the DCCP

awards must

be written

down to

mitigate the

risk of

insolvency,

bankruptcy or

failure of

UBS) or

if the

firm
receives a commitment of extraordinary support from the public sector that is necessary to prevent such an event. DCCP awards are also written down if

the Group’s CET1 capital ratio falls

below a defined threshold. In

addition, GEB members
forfeit 20
% of DCCP awards for each loss-making year during the

vesting period.
Deferred compensation plans awarded to employees of Credit

Suisse
Existing compensation plans offered to employees of Credit Suisse prior to the acquisition
Credit Suisse offered

a range of compensation plans to its

employees. Generally,

outstanding deferred awards

continue
to vest

according to

their original

terms. Awards

referenced

to shares

of the

Credit Suisse

Group were

converted into
units over UBS Group shares according to the exchange ratio applied to the merger transaction (1 share in UBS

for
22.48
shares in Credit Suisse).

Unvested awards include upfront

cash awards, share awards

and other deferred awards

settled in cash and

continue to
be expensed over the future service period.

Upfront

cash

awards

are

subject

to

repayment

(clawback)

by

the

employee

in

the

event

of

voluntary

resignation,
termination for

cause or

other specified

events within

three years

from the

grant date.

The expense

is recognized

over
the three-year service period according to the clawback

provisions.
Share

awards that

were

granted as

part of

the annual

performance incentive

typically vest

over three

years with

one-
third of the award vesting on each of

the three anniversaries of the grant date.
Retention awards

were offered

to selected employees

of the Credit

Suisse Group

in 2023 prior

to the acquisition

date.
These awards were contingent

on the completion of the acquisition and

were delivered
50 % in cash (in general vesting
60

days from

the completion

of the

acquisition) and
50
% in

shares

(in general

vesting on

the first

anniversary of

the
completion of the acquisition). Vesting

periods are longer for certain regulated

employees.
Financial advisor variable compensation
In line with market practice for US wealth management businesses, the compensation for US financial advisors in Global
Wealth Management consists of

cash compensation, determined

using a formulaic approach

based on production, and
deferred awards.

Cash

compensation

reflects

a

percentage

of

the

compensable

production

that

each

financial

advisor

generates.
Compensable production is generally based on transaction revenue and investment advisory fees and may reflect further adjustments. The percentage rate generally varies based

on the level of the production and firm tenure.
Financial advisors may

also be granted

deferred awards. These

amounts generally vest

over a six-year

period. The deferred
award takes into account the overall percentage rate

and production.

Cash compensation and deferred awards may be reduced for, among other things, errors, negligence or carelessness, or
failure to comply with the firm’s rules, standards, practices and / or policies, and / or applicable laws and regulations.

Financial

advisors

may

also

participate

in

additional

programs

to

support

promoting

and

developing

their

business

or
supporting the transition of

client relationships where appropriate. Financial

advisor compensation also includes

expenses
related to compensation commitments with financial advisors

entered into at the time of recruitment that are

subject to
vesting requirements.
Share delivery obligations
Share delivery obligations related to employee

share-based compensation awards were
183 m shares as of 31 December
2024 (31 December 2023: 196 m shares). Share delivery obligations are calculated on the basis of undistributed notional share awards, taking applicable performance conditions into

account.
As of 31 December 2024, UBS held 133 m treasury shares (31 December 2023: 131
m) that were available to satisfy

share
delivery obligations.

b) Effect on the income statement
Effect on the income statement for the financial year and

future periods
The table

below provides

information about

compensation

expenses related

to total

variable compensation

that were
recognized in the financial year ended

31 December 2024, as well as

expenses that were deferred and will be

recognized
in the income statement

for 2025 and later.

Deferred expenses related

to compensation plans granted

to employees of
Credit Suisse

in 2023 and

earlier years

are presented

under Variable

compensation –

other.

The expense

recognized in
2024 associated

with these

awards was

USD
85
m (2023:

USD
335
m) for

retention awards

granted in

connection with
the acquisition and USD 288 m (2023: USD 412 m) for outstanding deferred compensation plans that existed on the date of the acquisition.

The majority

of expenses

deferred to

2025 and

later that

are related

to the

2024 performance

year pertain

to awards
granted in February 2025. The total unamortized compensation expense for unvested share-based awards granted up to
31 December 2024 will be recognized in future periods

over a weighted average period of
2.4

years.

Variable compensation
Expenses recognized in 2024 Expenses deferred to 2025 and later 1
USD m
Related to the
2024
performance
year
Related to prior
performance
years Total
Related to the
2024
performance
year
Related to prior
performance
years Total
Non-deferred cash 3,290 (83) 3,206 0 0 0
Deferred compensation awards 563 687 1,250 813 853 1,666
of which: Equity Ownership Plan 180 279 458 280 214 493
of which: Deferred Contingent Capital Plan 197 290 487 336 515 851
of which: Long-Term Incentive Plan 161 76 237 166 100 266
of which: Fund Ownership Plan 26 42 68 32 25 56
Variable compensation – performance awards 3,853 603 4,456 813 853 1,666
Variable compensation – financial advisors
2
4,485 808 5,293 1,028 3,639 4,667
of which: non-deferred cash 4,125 (1) 4,124 0 0 0
of which: deferred share-based awards 123 96 219 130 232 362 of which: deferred cash-based awards 203 239 443 476 1,176 1,652 of which: compensation commitments with recruited financial

advisors
33 474 507 422 2,231 2,653
Variable compensation – other
3
539 583 1,121 229 465 694
Total variable compensation 8,876 1,994 10,870
4
2,070 4,957 7,027
1 Estimate as of 31 December 2024. Actual amounts to be expensed in future periods may vary; e.g. due to forfeiture of awards

.

2 Financial advisor compensation consists of cash compensation, determined using a formulaic approach based

on production, and

deferred awards. It

also includes expenses related

to compensation commitments

with financial advisors

entered into at the

time of recruitment that

are subject to
vesting requirements.

3 Consists

of existing deferred

awards and

retention awards

granted to

Credit Suisse

employees as

well as

replacement payments,

forfeiture credits,

severance payments,

retention plan
payments and

interest expense

related to

the Deferred

Contingent Capital

Plan.

4 Includes

USD
1,128
m in

expenses related

to share-based

compensation (performance

awards: USD
695
m; other

variable
compensation: USD 213
m; financial advisor

compensation: USD
219
m). A further

USD
134
m in expenses

related to share-based

compensation was recognized

within other expense

categories included in

Note 7
(salaries: USD 2
m related to

role-based allowances;

social security: USD
100
m; other personnel

expenses: USD
32
m related to

the Equity Plus

Plan). Total

personnel expense related

to share-based equity-settled
compensation excluding social security was USD 1,118 m.

Variable compensation (continued)
Expenses recognized in 2023 Expenses deferred to 2024 and later
1
USD m
Related to the
2023
performance
year
Related to prior
performance
years Total
Related to the
2023
performance
year
Related to prior
performance
years Total
Non-deferred cash 2,859 (52) 2,807 0 0 0
Deferred compensation awards 523 656 1,179 777 757 1,534
of which: Equity Ownership Plan 155 330 485 263 245 509
of which: Deferred Contingent Capital Plan 180 241 421 312 451 763
of which: Long-Term Incentive Plan 164 40 204 160 34 193
of which: Fund Ownership Plan 24 46 69 41 27 68
Variable compensation – performance awards 3,382 604 3,986 777 757 1,534
Variable compensation – financial advisors
2
3,761 788 4,549 1,236 3,300 4,536
of which: non-deferred cash 3,440 (4) 3,436 0 0 0
of which: deferred share-based awards 110 87 197 113 209 321 of which: deferred cash-based awards 169 245 414 301 1,029 1,331 of which: compensation commitments with recruited financial

advisors
42 459 502 822 2,062 2,884
Variable compensation – other 3 784 526 1,310 384 583 968
Total variable compensation 7,927 1,918 9,845
4
2,398 4,640 7,037
1 Estimate as of 31 December 2023. Actual

amounts expensed may vary; e.g.

due to forfeiture of awards.

2 Financial advisor compensation consists of cash compensation,

determined using a formulaic approach
based on production,

and deferred awards.

It also includes

expenses related to

compensation commitments with

financial advisors entered

into at the

time of recruitment

that are subject

to vesting requirements.

3 Consists of existing deferred awards and retention awards granted to Credit Suisse employees, as well as replacement payments, forfeiture credits, severance payments, retention plan payments and interest expense related to the

Deferred Contingent Capital

Plan.

4 Includes USD
1,094
m in expenses

related to share-based

compensation (performance awards:

USD
689
m; other variable

compensation: USD
208 m; financial
advisor compensation: USD 197 m). A further USD 169
m in expenses related to share-based compensation was recognized within other expense categories included in Note 7 (salaries: USD
4 m related to role-based
allowances; social security: USD 137 m; other personnel expenses: USD 27
m related to the Equity Plus Plan). Total personnel expense

related to share-based equity-settled compensation excluding social security was
USD 1,087 m.

Variable compensation (continued)
Expenses recognized in 2022 Expenses deferred to 2023 and later
1
USD m
Related to the
2022
performance
year
Related to prior
performance
years Total
Related to the
2022
performance
year
Related to prior
performance
years Total
Non-deferred cash 2,276 (16) 2,260 0 0 0
Deferred compensation awards 364 581 945 605 754 1,359
of which: Equity Ownership Plan 202 235 437 310 250 560
of which: Deferred Contingent Capital Plan 129 219 349 245 408 654
of which: Long-Term Incentive Plan 11 32 43 30 42 71
of which: Fund Ownership Plan 21 95 116 20 54 74
Variable compensation – performance awards 2,640 566 3,205 605 754 1,359
Variable compensation – financial advisors
2
3,799 709 4,508 1,290 2,652 3,942
of which: non-deferred cash 3,481 0 3,481 0 0 0
of which: deferred share-based awards 104 62 166 122 180 302 of which: deferred cash-based awards 185 215 400 588 636 1,224 of which: compensation commitments with recruited financial

advisors
29 432 461 580 1,836 2,416
Variable compensation – other
3
169 71 241 237 193 430
Total variable compensation 6,608 1,346 7,954
4
2,131 3,599 5,731
1 Estimate as of 31 December 2022. Actual

amounts expensed may vary; e.g.

due to forfeiture of awards.

2 Financial advisor compensation consists of cash

compensation, determined using a formulaic approach
based on production,

and deferred awards.

It also includes

expenses related to

compensation commitments with

financial advisors entered

into at the

time of recruitment

that are subject

to vesting requirements.

3 Consists of replacement payments, forfeiture credits, severance payments,

retention plan payments and interest expense related to the Deferred Contingent Capital Plan.

4 Includes USD
703 m in expenses related
to share-based

compensation (performance

awards:

USD
480
m; other

variable

compensation: USD
56
m; financial

advisor compensation:

USD
166
m).

A further

USD
88
m in

expenses related

to share-based
compensation was recognized

within other expense

categories included in Note

7 (salaries: USD
4
m related to role-based

allowances; social security:

USD
61
m; other personnel expenses:

USD
23 m related to the
Equity Plus Plan). Total personnel expense related to share-based equity-settled compensation excluding social security was USD
716 m.

c) Outstanding share-based compensation awards
Share and performance share awards
Movements in outstanding share-based awards

to employees during 2024 and 2023 are provided

in the table below.

Movements in outstanding share-based compensation

awards
Number of shares
2024
Weighted average
grant date fair value
(USD)
Number of shares
2023
Weighted average
grant date fair value
(USD)
Outstanding, at the beginning of the year 198,908,588 17 181,907,200 15
Share obligations assumed at merger date 0 0 14,535,612 20
Awarded during the year 65,433,201 26 63,907,823 20
Distributed during the year (64,234,191) 17 (54,365,846) 14
Forfeited during the year (6,385,261) 20 (7,076,202) 18
Outstanding, at the end of the year 193,722,338 20 198,908,588 17 of which: shares vested for accounting purposes 109,644,250 102,697,819

The

total

carrying

amount

of

the

liability

related

to

cash-settled

share-based

awards

as

of

31 December

2024

and
31 December 2023 was USD 54 m and USD 64 m, respectively.
d) Valuation
UBS share awards
UBS measures compensation expense

based on the average market

price of UBS shares

on the grant date as quoted

on
the SIX

Swiss Exchange,

taking into

consideration post-vesting

sale and

hedge restrictions,

non-vesting conditions

and
market conditions, where

applicable. The fair

value of

the share awards subject

to post-vesting sale

and hedge restrictions
is discounted on

the basis of

the duration of

the post-vesting restriction

and is referenced

to the cost

of purchasing

an
at-the-money European

put option

for the

term of

the transfer

restriction. The

grant date

fair value

of notional

shares
without dividend

entitlements also

includes a

deduction for

the present

value of

future

expected dividends

to be

paid
between the grant date and distribution.